Basis of presentation and accounting policies - Financial information before intergroup elimination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Non-current assets	$ 2,994,314	$ 2,885,658
Current assets	626,317	519,993
Total assets	3,620,631	3,405,651
Non-current liabilities	2,004,736	2,047,811
Current liabilities	842,287	552,554
Total liabilities	2,847,023	2,600,365
Equity	773,608	805,286	$ 1,198,614	$ 1,222,697
Revenue	706,913	607,356	1,558,640
Gross (loss) / profit	84,532	(46,227)	420,215
Operating (loss) / income	6,460	(163,698)	223,635
Financial results	(96,500)	(206,331)	(207,023)
Share of income in associates	(629)	(1,667)	(1,416)
Income tax	69,111	(14,295)	17,079
Net (loss) / income	(180,976)	(361,893)	(5,820)
Other comprehensive income / (loss) for the year	138,722	(33,293)	(25,020)
Total comprehensive (loss) / income for the year	(42,254)	(395,186)	$ (30,840)
Toscana Aeroporti S.p.A.
Disclosure of subsidiaries [line items]
Non-current assets	274,947	274,620
Current assets	101,116	132,706
Total assets	376,063	407,326
Non-current liabilities	141,898	158,523
Current liabilities	117,933	117,787
Total liabilities	259,831	276,310
Equity	116,232	131,016
Revenue	70,469	58,318
Gross (loss) / profit	(12,681)	(13,845)
Operating (loss) / income	(12,182)	(16,296)
Financial results	(3,061)	(1,530)
Share of income in associates	91	115
Income tax	8,704	3,599
Net (loss) / income	(6,448)	(14,112)
Other comprehensive income / (loss) for the year	(8,978)	10,862
Total comprehensive (loss) / income for the year	(15,426)	(3,250)
Increase/(decrease) in cash
(Used in) / Provided by operating activities	(13,249)	(45,775)
Used in investing activities	(4,909)	(3,404)
(Used in) / provided by financing activities	$ (8,522)	$ 117,011